UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number	811- 7044

The Dreyfus Socially Responsible Growth Fund, Inc.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Michael A. Rosenberg, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	12/31
Date of reporting period:	12/31/10

FORM N-CSR

Item 1.                        Reports to Stockholders.

The Dreyfus Socially
Responsible
Growth Fund, Inc.

ANNUAL REPORT December 31, 2010

The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Contents
THE FUND
2	A Letter from the Chairman and CEO
3	Discussion of Fund Performance
6	Fund Performance
8	Understanding Your Fund’s Expenses
8	Comparing Your Fund’s Expenses With Those of Other Funds
9	Statement of Investments
13	Statement of Assets and Liabilities
14	Statement of Operations
15	Statement of Changes in Net Assets
17	Financial Highlights
19	Notes to Financial Statements
28	Report of Independent Registered Public Accounting Firm
29	Important Tax Information
30	Information About the Review and Approval of the Fund’s Management Agreement
35	Board Members Information
37	Officers of the Fund
FOR MORE INFORMATION
Back Cover

The Dreyfus Socially Responsible
Growth Fund, Inc.

The Fund

A LETTER FROM THE CHAIRMAN AND CEO

Dear Shareholder:

We are pleased to present this annual report for The Dreyfus Socially Responsible Growth Fund, Inc., covering the 12-month period from January 1, 2010, through December 31, 2010.

Although 2010 proved to be a volatile year for stocks, the reporting period ended with a sustained market rally that produced above-average returns across most market-cap segments for the calendar year. Investors’ early concerns regarding sovereign debt issues in Europe and stubbornly high unemployment in the United States later gave way to optimism that massive economic stimulus programs, robust growth in the world’s emerging markets, a strong holiday retail season and rising corporate earnings signaled better economic times ahead.

We are aware that stocks have recently reached higher valuations, and that any new economic setbacks could result in market volatility as investors adjust their expectations. Nonetheless, we see potential value in many segments of the equity market. For example, investors in volatile markets may turn to high-quality stocks of U.S. companies with track records of consistent growth in a variety of economic climates, and international equities could benefit from a declining U.S. dollar and potentially higher growth opportunities abroad. With 2011 now upon us, we suggest talking to your financial advisor, who can help you identify potential opportunities and suggest strategies suitable for your individual needs in today’s market environment.

For information about how the fund performed during the reporting period, as well as general market perspectives, we provide a Discussion of Fund Performance on the pages that follow.

Thank you for your continued confidence and support.

Jonathan R. Baum
Chairman and Chief Executive Officer
The Dreyfus Corporation
January 18, 2011

DISCUSSION OF FUND PERFORMANCE

For the period of January 1, 2010, through December 31, 2010, as provided by Jocelin Reed, Portfolio Manager

Fund and Market Performance Overview

For the 12-month period ended December 31, 2010, The Dreyfus Socially Responsible Growth Fund’s Initial shares produced a total return of 14.82%, and the fund’s Service shares returned 14.54%.1 In comparison, the fund’s benchmark, the Standard & Poor’s 500 Composite Stock Price Index (the “S&P 500 Index”), produced a total return of 15.08% for the same period.2

After weathering a volatile market stemming from economic uncertainty over the first half of 2010, a rally later in the year more than offset earlier weakness. The fund produced returns that were only slightly below its benchmark, as strong results in the health care, consumer staples and information technology sectors were balanced by lagging returns among energy, industrial and financial stocks.

The Fund’s Investment Approach

The fund seeks capital growth, with current income as a secondary objective.To pursue these goals, the fund invests at least 80% of its assets in the common stocks of companies that, in our opinion, meet traditional investment standards while simultaneously conducting their businesses in a manner that contributes to the enhancement of the quality of life in America. In selecting stocks, we use quantitative research to identify and rank stocks within an industry or sector. Next, using fundamental analysis, we designate the most attractive of the higher ranked securities as potential purchase candidates. We then evaluate whether each company meets the fund’s socially responsible investment criteria in order to determine whether the company is eligible for purchase or retention by the fund.With respect to those eligible securities, we then select investments that we consider to be the most attractive based on financial considerations.

The Fund	3

DISCUSSION OF FUND PERFORMANCE (continued)

The fund normally focuses on large-cap growth stocks; however, the fund also may invest in value-oriented stocks, midcap stocks and small-cap stocks.

Waning Economic Concerns Fueled a Market Rally

Soon after the start of 2010, a number of new developments shook investors’ confidence in ongoing global and domestic economic recoveries. Europe was roiled by a sovereign debt crisis that led to austerity measures throughout the region, and mixed housing and employment data in the United States weighed on already mild growth. As a result, U.S. stocks generally declined over the first half of the year.

However, investors’ economic concerns at the time may have been overblown. Corporate earnings exceeded analysts’ expectations during the second half of the year, commodity prices climbed amid robust demand from the world’s emerging markets, and the U.S. and global economies remained on upward trajectories.The resolution of midterm elections and new stimulative programs by the Federal Reserve Board also boosted investor sentiment, helping the S&P 500 Index end the year with double-digit gains.

Security Selections Successful in Most Sectors

The fund participated to a substantial degree in the stock market’s gains in 2010. Our stock selection strategy proved particularly effective in the health care sector, where pharmaceutical developer Millipore was acquired by the German affiliate of Merck & Co. However, we maintained underweighted exposure to large pharmaceutical companies overall, and instead we favored biotechnology firms such as Genzyme, which rallied sharply amid takeover speculation.The fund also achieved strong relative performance in the consumer staples sector, where higher-end retailers, such as organic grocery chain Whole Foods Market, benefited from improved consumer sentiment. Mass merchandiser Costco Wholesale also encountered a more confident consumer and greater pricing power, and cosmetics seller Estee Lauder bolstered financial results through a successful expansion into fast-growing emerging markets. In the information technology sector, overweighted exposure to electronics innovator Apple and holding no position in personal computer maker Hewlett-Packard Co. also supported the fund’s relative performance.

Positive contributions from these areas were offset by lagging results in the energy sector, where underweighted exposure and disappointing stock selections weighed on returns. Natural gas producers such as Nexen and EnCana struggled with low commodity prices, while better performing oil refiners and integrated energy companies did not meet the fund’s socially responsible investment criteria. Deep water driller Noble declined due to intensifying regulatory scrutiny after the April 2010 oil spill in the Gulf of Mexico. In the industrials sector, the fund focused on traditionally defensive companies, such as 3M, which lagged market averages.An underweighted position in the financials sector also detracted from the fund’s relative performance.

Positioned for a More Selective Market Environment

Although headwinds remain, we expect the U.S. and global economic recoveries to persist in 2011. However, investors are likely to become more selective, favoring companies that can grow consistently in a slow economy.Therefore, we have reduced our emphasis on higher-quality information technology companies and other growth-oriented investments, allocating more assets to value-oriented stocks, including those in the financials sector and, to a lesser extent, the energy sector.

January 18, 2011

Please note, the position in any secruity highlighted with italicized typeface was sold during the reporting period.
Equity funds are subject generally to market, market sector, market liquidity, issuer and investment style risks, among other factors, to varying degrees, all of which are more fully described in the fund’s prospectus.
The fund is only available as a funding vehicle under variable life insurance policies or variable annuity contracts issued by insurance companies. Individuals may not purchase shares of the fund
directly.A variable annuity is an insurance contract issued by an insurance company that enables investors to accumulate assets on a tax-deferred basis for retirement or other long-term goals.
1	Total return includes reinvestment of dividends and any capital gains paid. Past performance is no guarantee of future results. Share price and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost.The fund’s performance does not reflect the deduction of additional charges and expenses imposed in connection with investing in variable insurance contracts, which will reduce returns.
2	SOURCE: LIPPER INC. — Reflects reinvestment of dividends and, where applicable, capital gain distributions.The Standard & Poor’s 500 Composite Stock Price Index is a widely accepted, unmanaged index of U.S. stock market performance. Investors cannot invest directly in any index.

The Fund	5

Comparison of change in value of $10,000 investment in The Dreyfus Socially Responsible Growth Fund, Inc. Initial shares and Service shares and the Standard & Poor’s 500 Composite Stock Price Index

Average Annual Total Returns as of 12/31/10
	1	Year	5 Years	10 Years
Initial shares	14.82%		3.46%	–1.00%
Service shares	14.54%		3.21%	–1.25%
Standard & Poor’s 500
Composite Stock Price Index	15.08%		2.29%	1.42%

† Source: Lipper Inc.
Past performance is not predictive of future performance.The fund’s performance shown in the graph and table does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
The fund’s performance does not reflect the deduction of additional charges and expenses imposed in connection with investing in variable insurance contracts which will reduce returns.
The above graph compares a $10,000 investment made in Initial and Service shares of The Dreyfus Socially
Responsible Growth Fund, Inc. on 12/31/00 to a $10,000 investment made in the Standard & Poor’s 500
Composite Stock Price Index (the “Index”) on that date.

The fund’s Initial shares are not subject to a Rule 12b-1 fee.The fund’s Service shares are subject to a 0.25% annual Rule 12b-1 fee.All dividends and capital gain distributions are reinvested.

The fund’s performance shown in the line graph takes into account all applicable fund fees and expenses.The Index is a widely accepted, unmanaged index of U.S. stock market performance. Unlike a mutual fund, the Index is not subject to charges, fees and other expenses. Investors cannot invest directly in any index. Further information relating to fund performance, including expense reimbursements, if applicable, is contained in the Financial Highlights section of the prospectus and elsewhere in this report.

The Fund	7

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads), redemption fees and expenses associated with variable annuity or insurance contracts, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in The Dreyfus Socially Responsible Growth Fund, Inc. from July 1, 2010 to December 31, 2010. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended December 31, 2010

	Initial Shares	Service Shares
Expenses paid per $1,000†	$4.73	$6.14
Ending value (after expenses)	$1,235.00	$1,233.80

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds.All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended December 31, 2010

	Initial Shares	Service Shares
Expenses paid per $1,000†	$4.28	$5.55
Ending value (after expenses)	$1,020.97	$1,019.71

† Expenses are equal to the fund’s annualized expense ratio of .84% for Initial Shares and 1.09% for Service Shares,
multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

STATEMENT OF INVESTMENTS

December 31, 2010

Common Stocks—99.7%	Shares		Value ($)
Consumer Discretionary—12.6%
Discovery Communications, Cl. C	40,250	[a]	1,476,773
Gap	164,375		3,639,263
Garmin	59,750	[b]	1,851,653
Limited Brands	108,850		3,344,960
McDonald’s	26,775		2,055,249
McGraw-Hill	69,850		2,543,238
New York Times, Cl. A	269,450	[a,b]	2,640,610
Staples	69,450		1,581,377
Starbucks	114,600		3,682,098
Target	40,300		2,423,239
TJX	74,625		3,312,604
Weight Watchers International	27,875		1,045,034
			29,596,098
Consumer Staples—12.2%
Church & Dwight	41,400		2,857,428
Costco Wholesale	69,800		5,040,258
Estee Lauder, Cl. A	52,900		4,269,030
General Mills	30,300		1,078,377
Kimberly-Clark	20,475		1,290,744
PepsiCo	46,600		3,044,378
Procter & Gamble	97,925		6,299,515
Unilever (NY Shares)	59,175		1,858,095
Whole Foods Market	56,550		2,860,864
			28,598,689
Energy—7.3%
Cenovus Energy	74,525	[b]	2,477,211
Devon Energy	48,850		3,835,214
EnCana	53,325		1,552,824
Forest Oil	86,300	[a]	3,276,811
Nexen	91,625		2,098,212
Noble	108,125		3,867,631
			17,107,903
Financial—13.5%
Berkshire Hathaway, Cl. B	34,300	[a]	2,747,773
Comerica	72,300		3,053,952

The Fund	9

STATEMENT OF INVESTMENTS (continued)

Common Stocks (continued)	Shares		Value ($)
Financial (continued)
Discover Financial Services	205,300		3,804,209
First Horizon National	175,821	[a]	2,071,166
International Bancshares	120,450		2,412,613
Investment Technology Group	79,750	[a]	1,305,507
Marshall & Ilsley	283,200		1,959,744
PNC Financial Services Group	67,150		4,077,348
State Street	39,300		1,821,162
T. Rowe Price Group	44,700		2,884,938
Travelers	42,350		2,359,318
Waddell & Reed Financial, Cl. A	87,350		3,082,581
			31,580,311
Health Care—12.9%
Aetna	87,950		2,683,355
Allergan	36,650		2,516,756
Amgen	56,975	[a]	3,127,928
AstraZeneca, ADR	41,950	[b]	1,937,671
Becton Dickinson & Co.	30,875		2,609,555
Biogen Idec	37,500	[a]	2,514,375
Gilead Sciences	59,850	[a]	2,168,964
Humana	41,800	[a]	2,288,132
Johnson & Johnson	69,600		4,304,760
Kinetic Concepts	44,700	[a]	1,872,036
Life Technologies	53,100	[a]	2,947,050
Novartis, ADR	22,600	[b]	1,332,270
			30,302,852
Industrial—9.5%
3M	46,250		3,991,375
Brink’s	40,650		1,092,672
Donaldson	22,525		1,312,757
Dun & Bradstreet	18,275		1,500,195
Emerson Electric	83,725		4,786,558
Equifax	38,050		1,354,580
Ryder System	37,825		1,991,108
United Technologies	79,075		6,224,784
			22,254,029

Common Stocks (continued)	Shares		Value ($)
Materials—3.3%
Alcoa	289,100		4,449,249
Schnitzer Steel Industries, Cl. A	30,050		1,995,020
Worthington Industries	69,950	[b]	1,287,080
			7,731,349
Technology—25.7%
Accenture, Cl. A	84,100		4,078,009
Apple	20,350	[a]	6,564,096
Avnet	44,375	[a]	1,465,706
CA	74,750		1,826,890
Cisco Systems	93,675	[a]	1,895,045
EMC	168,225	[a]	3,852,353
Google, Cl. A	8,950	[a]	5,316,032
Intel	169,550		3,565,636
International
Business Machines	62,275		9,139,479
Microsoft	318,600		8,895,312
National Semiconductor	104,525		1,438,264
Oracle	183,375		5,739,637
QUALCOMM	70,425		3,485,333
Symantec	76,950	[a]	1,288,143
Western Union	90,325		1,677,335
			60,227,270
Utilities—2.7%
NextEra Energy	48,700		2,531,913
Sempra Energy	55,650		2,920,511
WGL Holdings	26,575		950,588
			6,403,012
Total Common Stocks
(cost $196,640,163)			233,801,513

Other Investment—.3%
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $772,000)	772,000	[c]	772,000

The Fund	11

STATEMENT OF INVESTMENTS (continued)

Investment of Cash Collateral
for Securities Loaned—3.2%	Shares	Value ($)
Registered Investment Company;
Dreyfus Institutional Cash
Advantage Plus Fund
(cost $7,366,570)	7,366,570[c]	7,366,570

Total Investments (cost $204,778,733)	103.2%	241,940,083
Liabilities, Less Cash and Receivables	(3.2%)	(7,552,720)
Net Assets	100.0%	234,387,363

ADR—American Depository Receipts

a Non-income producing security.
b Security, or portion thereof, on loan.At December 31, 2010, the market value of the fund’s securities on loan was
$7,212,436 and the market value of the collateral held by the fund was $7,366,570.
c Investment in affiliated money market mutual fund.

Portfolio Summary (Unaudited)†

	Value (%)		Value (%)
Technology	25.7	Energy	7.3
Financial	13.5	Money Market Investments	3.5
Health Care	12.9	Materials	3.3
Consumer Discretionary	12.6	Utilities	2.7
Consumer Staples	12.2
Industrial	9.5		103.2

† Based on net assets.
See notes to financial statements.

STATEMENT OF ASSETS AND LIABILITIES
December 31, 2010

	Cost	Value
Assets ($):
Investments in securities—See Statement of Investments (including securities on loan, valued at $7,212,436)—Note 1(b):
Unaffiliated issuers	196,640,163	233,801,513
Affiliated issuers	8,138,570	8,138,570
Cash		61,110
Dividends receivable		117,563
Receivable for shares of Common Stock subscribed		7,652
Prepaid expenses		21,128
		242,147,536
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 3(c)		159,213
Liability for securities on loan—Note 1(b)		7,366,570
Payable for shares of Common Stock redeemed		148,586
Accrued expenses		85,804
		7,760,173
Net Assets ($)		234,387,363
Composition of Net Assets ($):
Paid-in capital		232,067,627
Accumulated undistributed investment income—net		2,034,574
Accumulated net realized gain (loss) on investments		(36,876,188)
Accumulated net unrealized appreciation
(depreciation) on investments		37,161,350
Net Assets ($)		234,387,363

Net Asset Value Per Share
	Initial Shares	Service Shares
Net Assets ($)	227,893,311	6,494,052
Shares Outstanding	7,620,761	218,599
Net Asset Value Per Share ($)	29.90	29.71

See notes to financial statements.

The Fund	13

STATEMENT OF OPERATIONS
Year Ended December 31, 2010

Investment Income ($):
Income:
Cash dividends (net of $33,995 foreign taxes withheld at source):
Unaffiliated issuers	3,959,060
Affiliated issuers	1,679
Income from securities lending—Note 1(b)	54,548
Total Income	4,015,287
Expenses:
Management fee—Note 3(a)	1,659,333
Prospectus and shareholders’ reports	150,254
Professional fees	81,411
Shareholder servicing costs—Note 3(c)	28,627
Custodian fees—Note 3(c)	20,907
Distribution fees—Note 3(b)	14,937
Loan commitment fees—Note 2	5,022
Directors’ fees and expenses—Note 3(d)	4,508
Miscellaneous	15,025
Total Expenses	1,980,024
Less—reduction in fees due to earnings credits—Note 3(c)	(12)
Net Expenses	1,980,012
Investment Income—Net	2,035,275
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments	9,806,504
Net unrealized appreciation (depreciation) on investments	18,869,439
Net Realized and Unrealized Gain (Loss) on Investments	28,675,943
Net Increase in Net Assets Resulting from Operations	30,711,218

See notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended December 31,
	2010	2009
Operations ($):
Investment income—net	2,035,275	1,923,908
Net realized gain (loss) on investments	9,806,504	(6,385,410)
Net unrealized appreciation
(depreciation) on investments	18,869,439	63,945,275
Net Increase (Decrease) in Net Assets
Resulting from Operations	30,711,218	59,483,773
Dividends to Shareholders from ($):
Investment income—net:
Initial Shares	(1,883,935)	(1,888,082)
Service Shares	(39,024)	(34,740)
Total Dividends	(1,922,959)	(1,922,822)
Capital Stock Transactions ($):
Net proceeds from shares sold:
Initial Shares	7,813,132	8,146,232
Service Shares	926,055	545,430
Dividends reinvested:
Initial Shares	1,883,935	1,888,082
Service Shares	39,024	34,740
Cost of shares redeemed:
Initial Shares	(32,411,083)	(28,291,376)
Service Shares	(1,322,352)	(1,034,582)
Increase (Decrease) in Net Assets
from Capital Stock Transactions	(23,071,289)	(18,711,474)
Total Increase (Decrease) in Net Assets	5,716,970	38,849,477
Net Assets ($):
Beginning of Period	228,670,393	189,820,916
End of Period	234,387,363	228,670,393
Undistributed investment income—net	2,034,574	1,922,258

The Fund	15

STATEMENT OF CHANGES IN NET ASSETS (continued)

	Year Ended December 31,
	2010	2009
Capital Share Transactions:
Initial Shares
Shares sold	291,119	375,522
Shares issued for dividends reinvested	69,518	103,912
Shares redeemed	(1,215,789)	(1,309,522)
Net Increase (Decrease) in Shares Outstanding	(855,152)	(830,088)
Service Shares
Shares sold	35,315	25,829
Shares issued for dividends reinvested	1,447	1,920
Shares redeemed	(50,731)	(49,261)
Net Increase (Decrease) in Shares Outstanding	(13,969)	(21,512)

See notes to financial statements.

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated.All information (except portfolio turnover rate) reflects financial results for a single fund share.Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. The fund’s total returns do not reflect expenses associated with variable annuity or insurance contracts.These figures have been derived from the fund’s financial statements.

		Year Ended December 31,
Initial Shares	2010	2009	2008	2007	2006
Per Share Data ($):
Net asset value, beginning of period	26.26	19.86	30.50	28.45	26.08
Investment Operations:
Investment income—net[a]	.25	.21	.19	.17	.13
Net realized and unrealized
gain (loss) on investments	3.62	6.40	(10.64)	2.04	2.27
Total from Investment Operations	3.87	6.61	(10.45)	2.21	2.40
Distributions:
Dividends from investment income—net	(.23)	(.21)	(.19)	(.16)	(.03)
Net asset value, end of period	29.90	26.26	19.86	30.50	28.45
Total Return (%)	14.82	33.75	(34.42)	7.78	9.20
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	.89	.89	.85	.82	.83
Ratio of net expenses
to average net assets	.89	.89	.85	.82	.83
Ratio of net investment income
to average net assets	.93	.97	.72	.58	.50
Portfolio Turnover Rate	32.75	34.00	31.74	22.71	32.19
Net Assets, end of period ($ x 1,000)	227,893	222,600	184,813	331,313	374,537

a Based on average shares outstanding at each month end.
See notes to financial statements.

The Fund	17

FINANCIAL HIGHLIGHTS (continued)

		Year Ended December 31,
Service Shares	2010	2009	2008	2007	2006
Per Share Data ($):
Net asset value, beginning of period	26.10	19.71	30.25	28.21	25.90
Investment Operations:
Investment income—net[a]	.18	.16	.12	.10	.07
Net realized and unrealized
gain (loss) on investments	3.60	6.37	(10.55	2.02	2.24
Total from Investment Operations	3.78	6.53	(10.43)	2.12	2.31
Distributions:
Dividends from investment income—net	(.17)	(.14)	(.11)	(.08)	—
Net asset value, end of period	29.71	26.10	19.71	30.25	28.21
Total Return (%)	14.54	33.44	(34.58)	7.49	8.96
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	1.14	1.14	1.10	1.07	1.08
Ratio of net expenses
to average net assets	1.14	1.14	1.10	1.07	1.08
Ratio of net investment income
to average net assets	.68	.72	.47	.33	.25
Portfolio Turnover Rate	32.75	34.00	31.74	22.71	32.19
Net Assets, end of period ($ x 1,000)	6,494	6,070	5,008	8,924	11,372

a Based on average shares outstanding at each month end.
See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS

NOTE 1—Significant Accounting Policies:

The Dreyfus Socially Responsible Growth Fund, Inc. (the “fund”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified open-end management investment company.The fund’s investment objective is to provide capital growth, with current income as a secondary goal.The fund is only offered to separate accounts established by insurance companies to fund variable annuity contracts and variable life insurance policies. The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser.

MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Manager, is the distributor of the fund’s shares, which are sold without a sales charge.The fund is authorized to issue 300 million shares of $.001 par value Common Stock.The fund currently offers two classes of shares: Initial shares (150 million shares authorized) and Service shares (150 million shares authorized). Initial shares are subject to a shareholder services fee and Service shares are subject to a distribution fee. Each class of shares has identical rights and privileges, except with respect to the distribution plan, shareholder services plan and the expenses borne by each class, the allocation of certain transfer agency costs and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions.Actual results could differ from those estimates.

The Fund	19

NOTES TO FINANCIAL STATEMENTS (continued)

The fund enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown.The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available, are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value.When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Directors. Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. For other securities that are fair valued by the Board of Directors, certain factors may be considered such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value.This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements.These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of December 31, 2010 in valuing the fund’s investments:

		Level 2—Other	Level 3—
	Level 1—	Significant	Significant
	Unadjusted	Observable	Unobservable
	Quoted Prices	Inputs	Inputs	Total
Assets ($)
Investments in Securities:
Equity Securities—
Domestic†	224,403,325	—	—	224,403,325
Equity Securities—
Foreign†	9,398,188	—	—	9,398,188
Mutual Funds	8,138,570	—	—	8,138,570

†	See Statement of Investments for additional detailed categorizations.

The Fund	21

NOTES TO FINANCIAL STATEMENTS (continued)

In January 2010, FASB issued Accounting Standards Update (“ASU”) No. 2010-06 “Improving Disclosures about FairValue Measurements”. The portions of ASU No. 2010-06 which require reporting entities to prepare new disclosures surrounding amounts and reasons for significant transfers in and out of Level 1 and Level 2 fair value measurements as well as inputs and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements that fall in either Level 2 or Level 3 have been adopted by the fund. No significant transfers between Level 1 or Level 2 fair value measurements occurred at December 31, 2010. The remaining portion of ASU No. 2010-06 requires reporting entities to make new disclosures about information on purchases, sales, issuances and settlements on a gross basis in the reconciliation of activity in Level 3 fair value measurements. These new and revised disclosures are required to be implemented for fiscal years beginning after December 15, 2010. Management is currently evaluating the impact that the adoption of this remaining portion of ASU No. 2010-06 may have on the fund’s financial statement disclosures.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.

Pursuant to a securities lending agreement withThe Bank of NewYork Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Manager, U.S. Government and Agency securities or letters of credit.The fund is entitled to receive all income on securities loaned, in addition to income earned as a result of the lending transaction. Although each security loaned is fully collateralized, the fund bears the risk of delay in recovery of, or loss of rights in, the securities loaned should a borrower fail to return the securities in a timely manner. During the period ended December 31, 2010, The Bank of New York Mellon earned $23,378 from lending portfolio securities, pursuant to the securities lending agreement.

(c) Affiliated issuers: Investments in other investment companies advised by Dreyfus are defined as “affiliated” in the Act.

The fund may invest in shares of certain affiliated investment companies also advised or managed by Dreyfus. Investments in affiliated investment companies for the period ended December 31, 2010 were as follows:

(d) Dividends to shareholders: Dividends are recorded on the ex-dividend date. Dividends from investment income-net and dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

The Fund	23

NOTES TO FINANCIAL STATEMENTS (continued)

(e) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended December 31, 2010, the fund did not have any liabilities for any uncertain tax positions.The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period, the fund did not incur any interest or penalties.

Each of the tax years in the four-year period ended December 31, 2010 remains subject to examination by the Internal Revenue Service and state taxing authorities.

At December 31, 2010, the components of accumulated earnings on a tax basis were as follows: undistributed ordinary income $2,034,574, accumulated capital losses $36,867,794 and unrealized appreciation $37,152,956.

The accumulated capital loss carryover is available for federal income tax purposes to be applied against future net securities profits, if any, realized subsequent to December 31, 2010. If not applied, $19,771,483 of the carryover expires in fiscal 2011 and $17,096,311 expires in fiscal 2017.

The tax character of distributions paid to shareholders during the fiscal periods ended December 31, 2010 and December 31, 2009 were as follows: ordinary income $1,922,959 and $1,922,822, respectively.

During the period ended December 31, 2010, as a result of permanent book to tax differences, primarily due to the tax treatment for capital loss carryover expiration, the fund increased accumulated net realized gain (loss) on investments by $94,035,280 and decreased paid-in-capital by the same amount. Net assets and net asset value per share were not affected by this reclassification.

NOTE 2—Bank Lines of Credit:

The fund participates with other Dreyfus-managed funds in a $225 million unsecured credit facility led by Citibank, N.A. and a $300 million unsecured credit facility provided by The Bank of New York Mellon, (each, a “Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for each Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing. During the period ended December 31, 2010, the fund did not borrow under the Facilities.

NOTE 3—Management Fee and Other Transactions With Affiliates:

(a) Pursuant to a management agreement with the Manager, the management fee is computed at the annual rate of .75% of the value of the fund’s average daily net assets and is payable monthly.

(b) Under the Distribution Plan (the “Plan”) adopted pursuant to Rule 12b-1 under the Act, Service shares pay the Distributor for distributing their shares, for servicing and/or maintaining Service shares’ shareholder accounts and for advertising and marketing for Service shares.The Plan provides for payments to be made at an annual rate of .25% of the value of the Service shares’ average daily net assets.The Distributor may make payments to Participating Insurance Companies and to brokers and dealers acting as principal underwriter for their variable insurance prod-ucts.The fees payable under the Plan are payable without regard to actual expenses incurred. During the period ended December 31, 2010, Service shares were charged $14,937 pursuant to the Plan.

(c) Under the Shareholder Services Plan, Initial shares reimburse the Distributor an amount not to exceed an annual rate of .25% of the value of the Initial shares average daily net assets for certain allocated expenses

The Fund	25

NOTES TO FINANCIAL STATEMENTS (continued)

with respect to servicing and/or maintaining Initial shares shareholder accounts. During the period ended December 31, 2010, Initial shares were charged $17,389 pursuant to the Shareholder Services Plan.

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of the Manager, under a transfer agency agreement for providing personnel and facilities to perform transfer agency services for the fund. During the period ended December 31, 2010, the fund was charged $1,379 pursuant to the transfer agency agreement, which is included in Shareholder servicing costs in the Statement of Operations.

The fund has arrangements with the custodian and cash management bank whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset custody and cash management fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

The fund compensates The Bank of New York Mellon under a cash management agreement for performing cash management services related to fund subscriptions and redemptions. During the period ended December 31, 2010, the fund was charged $196 pursuant to the cash management agreement, which is included in Shareholder servicing costs in the Statement of Operations.These fees were partially offset by earnings credits of $12.

The fund also compensates The Bank of New York Mellon under a custody agreement for providing custodial services for the fund. During the period ended December 31, 2010, the fund was charged $20,907 pursuant to the custody agreement.

During the period ended December 31, 2010, the fund was charged $6,243 for services performed by the Chief Compliance Officer.

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: management fees $149,912, Rule 12b-1 distribution plan fees $1,363, custodian fees $6,000, chief compliance officer fees $1,728 and transfer agency per account fees $210.

(d) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities, during the period ended December 31, 2010, amounted to $71,555,357 and $91,909,400, respectively.

The provisions of ASC Topic 815 “Derivatives and Hedging” require qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments and disclosures about credit-risk-related contingent features in derivative agreements.The fund held no derivatives during the period ended December 31, 2010.

At December 31, 2010, the cost of investments for federal income tax purposes was $204,787,127; accordingly, accumulated net unrealized appreciation on investments was $37,152,956, consisting of $44,484,560 gross unrealized appreciation and $7,331,604 gross unrealized depreciation.

The Fund	27

REPORT OF INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM

Shareholders and Board of Directors

The Dreyfus Socially Responsible Growth Fund, Inc.

We have audited the accompanying statement of assets and liabilities of The Dreyfus Socially Responsible Growth Fund, Inc., including the statement of investments, as of December 31, 2010, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and financial highlights for each of the years indicated therein. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States).Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.We were not engaged to perform an audit of the Fund’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2010 by correspondence with the custodian and others. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of The Dreyfus Socially Responsible Growth Fund, Inc., at December 31, 2010, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the indicated years, in conformity with U.S. generally accepted accounting principles.

New York, New York
February 10, 2011

IMPORTANT TAX INFORMATION (Unaudited)

For federal tax purposes, the fund hereby designates 100% of the ordinary dividends paid during the fiscal year ended December 31, 2010 as qualifying for the corporate dividends received deduction. Shareholders will receive notification in early 2011 of the percentage applicable to the preparation of their 2010 income tax returns.

The Fund	29

INFORMATION ABOUT THE REVIEW AND APPROVAL
OF THE FUND’S MANAGEMENT AGREEMENT (Unaudited)

At a meeting of the Board of Directors of the fund held on July 14 and 15, 2010, the Board considered the re-approval for an annual period (through August 31, 2011) of the fund’s Management Agreement with the Manager, pursuant to which the Manager provides the fund with investment advisory and administrative services. The Board members, none of whom are “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the fund, were assisted in their review by independent legal counsel and met with counsel in executive session separate from representatives of the Manager.

Analysis of Nature, Extent and Quality of Services Provided to the Fund. The Board members received a presentation from representatives of the Manager regarding services provided to the fund and other funds in the Dreyfus fund complex, and discussed the nature, extent and quality of the services provided to the fund pursuant to its Management Agreement.The Manager’s representatives reviewed the fund’s distribution of accounts and the relationships the Manager has with various intermediaries and the different needs of each.The Board members noted that the fund’s shares are offered only to separate accounts established by insurance companies to fund variable annuity contracts and variable life insurance policies.The Manager’s representatives noted the diversity of distribution of the funds in the Dreyfus fund complex, and the Manager’s corresponding need for broad, deep and diverse resources to be able to provide ongoing shareholder services to each distribution channel, including those of the fund. The Manager also provided the number of shareholder accounts in the fund, as well as the fund’s asset size.

The Board members also considered the Manager’s research and portfolio management capabilities and that the Manager also provides oversight of day-to-day fund operations, including fund accounting and administration and assistance in meeting legal and regulatory requirements. The Board members also considered the Manager’s extensive administrative, accounting and compliance infrastructure.

The Board also considered the Manager’s brokerage policies and practices, the standards applied in seeking best execution and the Manager’s policies and practices regarding soft dollars.

Comparative Analysis of the Fund’s Performance and Management Fee and Expense Ratio. The Board members reviewed the fund’s performance and comparisons to a group of large-cap growth funds underlying variable insurance products (“VIPs”) and to a larger universe of funds, consisting solely of large-cap growth funds underlyingVIPs, each of which are not required to use one or more social screens when choosing securities for the funds’ portfolios (“Performance Group I” and “Performance Universe I,” respectively) and to a group of funds underlyingVIPs and to a larger universe of funds underlyingVIPs from different categories, each of which is required to use one or more social screens when choosing securities for the funds’ portfolios (“Performance Group II” and “Performance Universe II,” respectively). The fund’s portfolio manager uses social screens when choosing securities for the fund’s portfolio, as described in the fund’s prospectus. Each Performance Group and Performance Universe was selected and provided by Lipper, Inc., an independent provider of investment company data.The Board was provided with a description of the methodology Lipper used to select each Performance Group and Performance Universe, as well as each Expense Group and Expense Universe (discussed below).The Board members discussed the results of the comparisons for various periods ended May 31, 2010. The Board members noted that the fund’s total return performance for its Initial shares was above the medians for each Performance Group and Performance Universe for the reported periods, except for the 1- and 10-year periods of each Performance Group and Performance Universe and the 5-year period of Performance Group II. The Manager also provided a comparison of the fund’s total returns to the returns of its benchmark index for each of the last ten calendar years.

The Fund	31

INFORMATION ABOUT THE REVIEW AND APPROVAL OF THE
FUND’S MANAGEMENT AGREEMENT (Unaudited) (continued)

The Board members also discussed the fund’s management fee and expense ratio and reviewed the range of management fees and expense ratios as compared to a comparable group of funds and a broader group of funds that were selected by Lipper and are not required to use one or more social screens when choosing securities for the funds’ portfolios (“Expense Group I” and “Expense Universe I,” respectively) and with a group of funds and a broader group of funds that were selected by Lipper and use one or more social screens when choosing securities for the funds’ portfolios (“Expense Group II” and “Expense Universe II,” respectively). The Board members noted that the contractual and actual management fees and expense ratio of the fund’s Initial shares (which are not subject to a Rule 12b-1 plan) were at or higher than each Expense Group and Expense Universe median, except that the expense ratio for the fund’s Initial shares was lower than the Expense Group II and Expense Universe II medians. The Board members also noted that the expense ratio of the fund’s Service shares (which are subject to a Rule 12b-1 plan) was higher than each Expense Group and Expense Universe median.

Representatives of the Manager noted that the Manager or its affiliates do not manage other mutual funds or accounts with substantially similar investment objectives, policies and strategies as the fund.

Analysis of Profitability and Economies of Scale. The Manager’s representatives reviewed the dollar amount of expenses allocated and profit received by the Manager and the method used to determine such expenses and profit. The Board previously had been provided with information prepared by an independent consulting firm regarding the Manager’s approach to allocating costs to, and determining the profitability of, individual funds and the entire Dreyfus mutual fund complex. The Board members also had been informed that the methodology had been reviewed by an independent registered public accounting firm which, like the consultant, found the methodology to be reasonable.The consulting firm also analyzed where any economies of scale might emerge in connection with the management of the fund. The Board members evaluated the profitability analysis in light of the relevant circumstances applicable to the fund, including any decline in assets, and the extent to which economies of scale would be realized if the fund grows and whether fee levels reflect these economies of scale for the benefit of fund investors.The Board members also considered potential benefits to the Manager from acting as investment adviser to the fund, including any soft dollar arrangements with respect to trading the fund’s investments.

It was noted that the Board members should consider the Manager’s profitability with respect to the fund as part of their evaluation of whether the fee under the Management Agreement bears a reasonable relationship to the mix of services provided by the Manager, including the nature, extent and quality of such services. It also was noted that a discussion of economies of scale is predicated on increasing assets and that, if a fund’s assets had been decreasing, the possibility that the Manager may have realized economies of scale would be less. It also was noted that the Manager did not realize a profit on the fund’s operations.

At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to continuation of the Management Agreement. Based on the discussions and considerations as described above, the Board made the following conclusions and determinations.

  The Board concluded that the nature, extent and quality of the ser- vices provided by the Manager were adequate and appropriate.
  The Board was satisfied with the fund’s overall performance.
  The Board concluded that the fee paid by the fund to the Manager was reasonable in light of the services provided, comparative perfor- mance and expense and management fee information, costs of the services provided and profits to be realized and benefits derived or to be derived by the Manager from its relationship with the fund.

The Fund	33

INFORMATION ABOUT THE REVIEW AND APPROVAL OF THE
FUND’S MANAGEMENT AGREEMENT (Unaudited) (continued)

  The Board determined that the economies of scale which may accrue to the Manager and its affiliates in connection with the management of the fund had been adequately considered by the Manager in con- nection with the management fee rate charged to the fund, and that, to the extent in the future it were determined that material economies of scale had not been shared with the fund, the Board would seek to have those economies of scale shared with the fund.

The Board members considered these conclusions and determinations, along with the information received on a routine and regular basis throughout the year, and, without any one factor being dispositive, the Board determined that re-approval of the Management Agreement was in the best interests of the fund and its shareholders.

BOARD MEMBERS INFORMATION (Unaudited)

The Fund	35

BOARD MEMBERS INFORMATION (Unaudited) (continued)

Once elected all Board Members serve for an indefinite term, but achieve Emeritus status upon reaching age 80.The address of the Board Members and Officers is in c/o The Dreyfus Corporation, 200 Park Avenue, NewYork, NewYork 10166.Additional information about the Board Members is available in the fund’s Statement of Additional Information which can be obtained from Dreyfus free of charge by calling this toll free number: 1-800-554-4611.

Lucy Wilson Benson, Emeritus Board Member
Arthur A. Hartman, Emeritus Board Member

OFFICERS OF THE FUND (Unaudited)

BRADLEY J. SKAPYAK, President since
January 2010.

Chief Operating Officer and a director of the Manager since June 2009. From April 2003 to June 2009, Mr. Skapyak was the head of the Investment Accounting and Support Department of the Manager. He is an officer of 76 investment companies (comprised of 169 portfolios) managed by the Manager. He is 52 years old and has been an employee of the Manager since February 1988.

PHILLIP N. MAISANO, Executive Vice
President since July 2007.

Chief Investment Officer,Vice Chair and a director of the Manager, and an officer of 76 investment companies (comprised of 169 portfolios) managed by the Manager. Mr. Maisano also is an officer and/or Board member of certain other investment management subsidiaries of The Bank of New York Mellon Corporation, each of which is an affiliate of the Manager. He is 63 years old and has been an employee of the Manager since November 2006. Prior to joining the Manager, Mr. Maisano served as Chairman and Chief Executive Officer of EACM Advisors, an affiliate of the Manager, since August 2004.

MICHAEL A. ROSENBERG, Vice President
and Secretary since August 2005.

Assistant General Counsel of BNY Mellon, and an officer of 77 investment companies (comprised of 194 portfolios) managed by the Manager. He is 50 years old and has been an employee of the Manager since October 1991.

KIESHA ASTWOOD, Vice President and
Assistant Secretary since January 2010.

Counsel of BNY Mellon, and an officer of 77 investment companies (comprised of 194 portfolios) managed by the Manager. She is 37 years old and has been an employee of the Manager since July 1995.

JAMES BITETTO, Vice President and
Assistant Secretary since August 2005.

Senior Counsel of BNY Mellon and Secretary of the Manager, and an officer of 77 investment companies (comprised of 194 portfolios) managed by the Manager. He is 44 years old and has been an employee of the Manager since December 1996.

JONI LACKS CHARATAN, Vice President
and Assistant Secretary since
August 2005.

Senior Counsel of BNY Mellon, and an officer of 77 investment companies (comprised of 194 portfolios) managed by the Manager. She is 55 years old and has been an employee of the Manager since October 1988.

JOSEPH M. CHIOFFI, Vice President and
Assistant Secretary since August 2005.

Senior Counsel of BNY Mellon, and an officer of 77 investment companies (comprised of 194 portfolios) managed by the Manager. He is 49 years old and has been an employee of the Manager since June 2000.

KATHLEEN DENICHOLAS, Vice President
and Assistant Secretary since
January 2010.

Senior Counsel of BNY Mellon, and an officer of 77 investment companies (comprised of 194 portfolios) managed by the Manager. She is 36 years old and has been an employee of the Manager since February 2001.

JANETTE E. FARRAGHER, Vice President
and Assistant Secretary since
August 2005.

Assistant General Counsel of BNY Mellon, and an officer of 77 investment companies (comprised of 194 portfolios) managed by the Manager. She is 48 years old and has been an employee of the Manager since February 1984.

The Fund	37

OFFICERS OF THE FUND (Unaudited) (continued)

JOHN B. HAMMALIAN, Vice President and
Assistant Secretary since August 2005.

Managing Counsel of BNY Mellon, and an officer of 77 investment companies (comprised of 194 portfolios) managed by the Manager. He is 47 years old and has been an employee of the Manager since February 1991.

M. CRISTINA MEISER, Vice President and
Assistant Secretary since January 2010.

Senior Counsel of BNY Mellon, and an officer of 77 investment companies (comprised of 194 portfolios) managed by the Manager. She is 40 years old and has been an employee of the Manager since August 2001.

ROBERT R. MULLERY, Vice President and
Assistant Secretary since August 2005.

Managing Counsel of BNY Mellon, and an officer of 77 investment companies (comprised of 194 portfolios) managed by the Manager. He is 58 years old and has been an employee of the Manager since May 1986.

JEFF PRUSNOFSKY, Vice President and
Assistant Secretary since August 2005.

Managing Counsel of BNY Mellon, and an officer of 77 investment companies (comprised of 194 portfolios) managed by the Manager. He is 45 years old and has been an employee of the Manager since October 1990.

JAMES WINDELS, Treasurer since
November 2001.

Director – Mutual Fund Accounting of the Manager, and an officer of 77 investment companies (comprised of 194 portfolios) managed by the Manager. He is 52 years old and has been an employee of the Manager since April 1985.

RICHARD CASSARO, Assistant Treasurer
since January 2008.

Senior Accounting Manager – Money Market and Municipal Bond Funds of the Manager, and an officer of 77 investment companies (comprised of 194 portfolios) managed by the Manager. He is 51 years old and has been an employee of the Manager since September 1982.

GAVIN C. REILLY, Assistant Treasurer
since December 2005.

Tax Manager of the Investment Accounting and Support Department of the Manager, and an officer of 77 investment companies (comprised of 194 portfolios) managed by the Manager. He is 42 years old and has been an employee of the Manager since April 1991.

ROBERT ROBOL, Assistant Treasurer
since August 2005.

Senior Accounting Manager – Fixed Income Funds of the Manager, and an officer of 77 investment companies (comprised of 194 portfolios) managed by the Manager. He is 46 years old and has been an employee of the Manager since October 1988.

ROBERT SALVIOLO, Assistant Treasurer
since July 2007.

Senior Accounting Manager – Equity Funds of the Manager, and an officer of 77 investment companies (comprised of 194 portfolios) managed by the Manager. He is 43 years old and has been an employee of the Manager since June 1989.

ROBERT SVAGNA, Assistant Treasurer
since December 2002.

Senior Accounting Manager – Equity Funds of the Manager, and an officer of 77 investment companies (comprised of 194 portfolios) managed by the Manager. He is 43 years old and has been an employee of the Manager since November 1990.

JOSEPH W. CONNOLLY, Chief Compliance Officer since October 2004.

Chief Compliance Officer of the Manager and The Dreyfus Family of Funds (77 investment companies, comprised of 194 portfolios). From November 2001 through March 2004, Mr. Connolly was first Vice-President, Mutual Fund Servicing for Mellon Global Securities Services. In that capacity, Mr. Connolly was responsible for managing Mellon’s Custody, Fund Accounting and Fund Administration services to third-party mutual fund clients. He is 53 years old and has served in various capacities with the Manager since 1980, including manager of the firm’s Fund Accounting Department from 1997 through October 2001.

NATALIA GRIBAS, Anti-Money Laundering
Compliance Officer since July 2010.

Anti-Money Laundering Compliance Officer of the Distributor, and the Anti-Money Laundering Compliance Officer of 73 investment companies (comprised of 190 portfolios) managed by the Manager. She is 40 years old and has been an employee of the Distributor since September 2008.

The Fund	39

NOTES

For More Information

Telephone 1-800-554-4611 or 1-516-338-3300

Mail The Dreyfus Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144 Attn: Investments Division

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities, and information regarding how the fund voted these proxies for the most recent 12-month period ended June 30 is available at http://www.dreyfus.com and on the SEC’s website at http://www.sec.gov. The description of the policies and procedures is also available without charge, upon request, by calling 1-800-645-6561.

Item 2.                        Code of Ethics.

The Registrant has adopted a code of ethics that applies to the Registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions.  There have been no amendments to, or waivers in connection with, the Code of Ethics during the period covered by this Report.

Item 3.                        Audit Committee Financial Expert.

The Registrant's Board has determined that Joseph S. DiMartino, a member of the Audit Committee of the Board, is an audit committee financial expert as defined by the Securities and Exchange Commission (the "SEC"). Joseph S. DiMartino is "independent" as defined by the SEC for purposes of audit committee financial expert determinations.

Item 4.                        Principal Accountant Fees and Services.

(a)  Audit Fees.  The aggregate fees billed for each of the last two fiscal years (the "Reporting Periods") for professional services rendered by the Registrant's principal accountant (the "Auditor") for the audit of the Registrant's annual financial statements or services that are normally provided by the Auditor in connection with the statutory and regulatory filings or engagements for the Reporting Periods, were $29,312 in 2009 and $30,512 in 2010.

(b)  Audit-Related Fees. The aggregate fees billed in the Reporting Periods for assurance and related services by the Auditor that are reasonably related to the performance of the audit of the Registrant's financial statements and are not reported under paragraph (a) of this Item 4 were $10,152 in 2009 and $9,075 in 2010. These services consisted of one or more of the following: (i) agreed upon procedures related to compliance with Internal Revenue Code section 817(h), (ii) security counts required by Rule 17f-2 under the Investment Company Act of 1940, as amended, (iii) advisory services as to the accounting or disclosure treatment of Registrant transactions or events and (iv) advisory services to the accounting or disclosure treatment of the actual or potential impact to the Registrant of final or proposed rules, standards or interpretations by the Securities and Exchange Commission, the Financial Accounting Standards Boards or other regulatory or standard-setting bodies.

The aggregate fees billed in the Reporting Periods for non-audit assurance and related services by the Auditor to the Registrant's investment adviser (not including any sub-investment adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the Registrant ("Service Affiliates"), that were reasonably related to the performance of the annual audit of the Service Affiliate, which required pre-approval by the Audit Committee were $0 in 2009 and $0 in 2010.

(c)  Tax Fees.  The aggregate fees billed in the Reporting Periods for professional services rendered by the Auditor for tax compliance, tax advice, and tax planning ("Tax Services") were $3,638 in 2009 and $3,181 in 2010. These services consisted of: (i) review or preparation of U.S. federal, state, local and excise tax returns; (ii) U.S. federal, state and local tax planning, advice and assistance regarding statutory, regulatory or administrative developments; (iii) tax advice regarding tax qualification matters and/or treatment of various financial instruments held or proposed to be acquired or held, and (iv) determination of Passive Foreign Investment Companies. The aggregate fees billed in the Reporting Periods for Tax Services by the Auditor to Service Affiliates, which required pre-approval by the Audit Committee were $0 in 2009 and $0 in 2010.

(d)  All Other Fees.  The aggregate fees billed in the Reporting Periods for products and services provided by the Auditor, other than the services reported in paragraphs (a) through (c) of this Item, were $57 in 2009 and $78 in 2010. [These services consisted of a review of the Registrant's anti-money laundering program].

The aggregate fees billed in the Reporting Periods for Non-Audit Services by the Auditor to Service Affiliates, other than the services reported in paragraphs (b) through (c) of this Item, which required pre-approval by the Audit Committee, were $0 in 2009 and $0 in 2010.

(e)(1) Audit Committee Pre-Approval Policies and Procedures. The Registrant's Audit Committee has established policies and procedures (the "Policy") for pre-approval (within specified fee limits) of the Auditor's engagements for non-audit services to the Registrant and Service Affiliates without specific case-by-case consideration. The pre-approved services in the Policy can include pre-approved audit services, pre-approved audit-related services, pre-approved tax services and pre-approved all other services.  Pre-approval considerations include whether the proposed services are compatible with maintaining the Auditor's independence.  Pre-approvals pursuant to the Policy are considered annually.

(e)(2) Note: None of the services described in paragraphs (b) through (d) of this Item 4 were approved by the Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) None of the hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year were attributed to work performed by persons other than the principal account's full-time, permanent employees.

Non-Audit Fees. The aggregate non-audit fees billed by the Auditor for services rendered to the Registrant, and rendered to Service Affiliates, for the Reporting Periods were $24,975,296 in 2009 and $39,552,052 in 2010.

Auditor Independence. The Registrant's Audit Committee has considered whether the provision of non-audit services that were rendered to Service Affiliates, which were not pre-approved (not requiring pre-approval), is compatible with maintaining the Auditor's independence.

Item 5.                        Audit Committee of Listed Registrants.

                        Not applicable.  [CLOSED-END FUNDS ONLY]

Item 6.                        Investments.

(a)                    Not applicable.

Item 7.            Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

                        Not applicable.  [CLOSED-END FUNDS ONLY]

Item 8.                        Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.  [CLOSED-END FUNDS ONLY, beginning with reports for periods ended on and after December 31, 2005]

Item 9.                        Purchases of Equity Securities by Closed-End Management Investment Companies and             Affiliated Purchasers.

                        Not applicable.  [CLOSED-END FUNDS ONLY]

Item 10.          Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures applicable to Item 10.

Item 11.          Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12.          Exhibits.

(a)(1)   Code of ethics referred to in Item 2.

(a)(2)   Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3)   Not applicable.

(b)        Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Dreyfus Socially Responsible Growth Fund, Inc.

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak, President
Date:	February 14, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak, President
Date:	February 14, 2011

By: /s/ James Windels
James Windels, Treasurer
Date:	February 14, 2011

EXHIBIT INDEX

(a)(1)   Code of ethics referred to in Item 2.

(a)(2)   Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)

(b)        Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.  (EX-99.906CERT)